Vanguard U.S. Minimum Volatility ETF

Schedule of Investments (unaudited)
As of August 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (12.3%)
Walmart Inc.	9,409	1,307
Service Corp. International	27,125	1,238
* Dollar Tree Inc.	12,708	1,224
* Amazon.com Inc.	342	1,180
Cable One Inc.	625	1,150
Costco Wholesale Corp.	2,894	1,006
Dollar General Corp.	4,465	901
* Murphy USA Inc.	4,555	614
Target Corp.	2,361	357
National Presto Industries Inc.	2,052	185
Walt Disney Co.	774	102
* Charter Communications Inc. Class A	117	72
* ServiceMaster Global Holdings Inc.	1,148	46
		9,382
Consumer Staples (7.7%)
Flowers Foods Inc.	51,533	1,261
Procter & Gamble Co.	6,553	907
Hormel Foods Corp.	16,447	838
Weis Markets Inc.	14,652	721
Church & Dwight Co. Inc.	5,606	537
^ Tootsie Roll Industries Inc.	15,869	508
Colgate-Palmolive Co.	5,074	402
John B Sanfilippo & Son Inc.	3,297	263
Clorox Co.	797	178
Lancaster Colony Corp.	851	151
Fresh Del Monte Produce Inc.	2,078	48
* Sprouts Farmers Market Inc.	1,942	45
Village Super Market Inc. Class A	870	22
		5,881
Energy (0.5%)
* REX American Resources Corp.	6,033	373

Financial Services (11.8%)
Equity Commonwealth	39,570	1,242
Jack Henry & Associates Inc.	6,818	1,128
Cboe Global Markets Inc.	11,395	1,046
CME Group Inc.	5,807	1,021
Broadridge Financial Solutions Inc.	6,029	828
Easterly Government Properties Inc.	33,166	802
* Columbia Financial Inc.	63,857	681
AMERISAFE Inc.	6,332	423
Cass Information Systems Inc.	10,076	395
HarborOne Bancorp Inc.	42,679	369
Waterstone Financial Inc.	23,131	358

Fidelity National Information Services Inc.	1,418	214
TFS Financial Corp.	11,537	178
State Auto Financial Corp.	8,033	124
United Fire Group Inc.	4,634	117
KKR Real Estate Finance Trust Inc.	3,281	60
Bank of Princeton	795	16
		9,002
Health Care (17.3%)
* Veeva Systems Inc. Class A	4,668	1,318
Johnson & Johnson	8,376	1,285
Merck & Co. Inc.	14,629	1,247
Amgen Inc.	4,908	1,243
* Regeneron Pharmaceuticals Inc.	1,938	1,201
Eli Lilly and Co.	7,598	1,127
* HealthStream Inc.	46,918	972
Pfizer Inc.	20,471	774
Gilead Sciences Inc.	10,787	720
* Vertex Pharmaceuticals Inc.	1,678	468
National HealthCare Corp.	7,333	467
* Enanta Pharmaceuticals Inc.	8,945	467
National Research Corp.	7,244	406
Medtronic plc	3,636	391
Bristol-Myers Squibb Co.	4,925	306
Cerner Corp.	3,323	244
* Akero Therapeutics Inc.	5,139	168
* Seattle Genetics Inc.	936	148
Atrion Corp.	203	128
* Xencor Inc.	3,382	121
Phibro Animal Health Corp. Class A	2,652	57
		13,258
Materials & Processing (3.2%)
Newmont Corp.	18,361	1,235
NewMarket Corp.	2,580	961
Fastenal Co.	5,770	282
		2,478
Producer Durables (6.2%)
Republic Services Inc. Class A	14,312	1,327
Waste Management Inc.	7,915	902
Landstar System Inc.	5,801	772
Accenture plc Class A	3,030	727
MAXIMUS Inc.	8,256	640
Lockheed Martin Corp.	471	184
* Lawson Products Inc.	2,598	93
Northrop Grumman Corp.	224	77
Lindsay Corp.	365	37
		4,759
Technology (27.4%)
Apple Inc.	10,816	1,396
* Adobe Inc.	2,673	1,372
* MicroStrategy Inc. Class A	8,680	1,254
Oracle Corp.	21,687	1,241
* Electronic Arts Inc.	8,770	1,223
* Alphabet Inc. Class A	750	1,222
* Tyler Technologies Inc.	3,438	1,187
Microsoft Corp.	5,260	1,186
Citrix Systems Inc.	7,967	1,157

	Texas Instruments Inc.		8,116	1,154
	Shutterstock Inc.		22,810	1,148
	Activision Blizzard Inc.		13,436	1,122
*	Super Micro Computer Inc.		38,451	1,053
*	Take-Two Interactive Software Inc.		4,417	756
	Intuit Inc.		1,746	603
*	Mitek Systems Inc.		46,722	593
	Amdocs Ltd.		8,344	511
	NIC Inc.		22,593	483
*	Facebook Inc. Class A		1,608	472
*	Altair Engineering Inc. Class A		10,900	458
	Motorola Solutions Inc.		2,898	448
*	Black Knight Inc.		3,097	260
	QAD Inc. Class A		4,748	216
*	EchoStar Corp. Class A		6,600	194
*	Cadence Design Systems Inc.		1,360	151
	American Software Inc. Class A		4,731	67
*	DSP Group Inc.		3,187	46
*	Verint Systems Inc.		461	22
				20,995
Utilities (13.1%)
	Verizon Communications Inc.		21,096	1,250
	Shenandoah Telecommunications Co.		22,295	1,233
*	T-Mobile US Inc.		8,599	1,003
	American Water Works Co. Inc.		6,423	908
	SJW Group		14,477	905
	Clearway Energy Inc. Class A		30,668	741
	NextEra Energy Inc.		2,271	634
	ATN International Inc.		10,371	602
	Clearway Energy Inc.		20,262	517
	WEC Energy Group Inc.		3,672	345
	Eversource Energy		3,530	303
	CMS Energy Corp.		4,870	295
	AT&T Inc.		9,766	291
*,^	Gogo Inc.		51,669	266
	Xcel Energy Inc.		3,319	231
	American States Water Co.		2,753	209
	Ameren Corp.		1,633	129
	Spok Holdings Inc.		8,801	95
	Consolidated Edison Inc.		749	53
	Consolidated Water Co. Ltd.		1,314	16
				10,026
Total Common Stocks (Cost $66,902)				76,154
		Coupon
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1,2 Vanguard Market Liquidity Fund (Cost $618)		0.147%	6,184	618
Total Investments (100.3%) (Cost $67,520)				76,772
Other Assets and Liabilities-Net (-0.3%)				(195)
Net Assets (100%)				76,577
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $277,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

2 Collateral of $320,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	1	175	19
Micro E-mini S&P 500 Index	September 2020	4	70	5
				24

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generall y 4 p.m.,
Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing price s taken from the primary market in which each security trades; such securities not traded on the valuation date are value d at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid m arket. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial st rength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of
Investments.

At August 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level
1 inputs.